Investment in Disney Savings Plan Master Trust	12 Months Ended
Dec. 31, 2025
Disney Savings and Investment Plan
EBP, Master Trust [Line Items]
Investment in Disney Savings Plan Master Trust	Investment in Disney Savings Plan Master Trust
The Plan’s investments and certain assets are held in the Master Trust, which also includes the investments and certain assets of the Disney Hourly Savings and Investment Plan, the Disney Retirement Savings Plan and the 21st Century Fox America Consolidated Savings Plan, which are other defined contribution plans sponsored by the Company. Assets of the Master Trust are allocated to the participating plans according to the investment elections of participants within each plan. Investment income (losses) of the Master Trust for the year ended December 31, 2025 were allocated based upon each Plan’s specific interest within each of the investment funds held by the Master Trust. For the year ended December 31, 2025, the Master Trust’s purchases and sales of Company common stock were $68,535,623 and $165,558,598, respectively.

Investments held and payables owed by the Master Trust are as follows (in thousands):

	December 31,
	2025	2024
Investments, at fair value:
Disney Stock Funds	$1,231,266	$1,303,430
Registered Investment Companies	2,162,819	2,182,540
Collective Investment Trusts	14,635,612	12,123,947
Total investments at fair value	18,029,697	15,609,917
Dividends receivable	8,163	5,886
Payables	(1,412)	(541)
Total	$18,036,448	$15,615,262

The Plan’s share of the Master Trust’s investments and payables is as follows (in thousands):

	December 31,
	2025	2024
Investments, at fair value:
Disney Stock Funds	$1,095,825	$1,168,293
Registered Investment Companies	1,907,257	1,932,493
Collective Investment Trusts	11,259,570	9,528,058
Total investments at fair value	14,262,652	12,628,844
Dividends receivable	7,266	5,279
Payables	(941)	(351)
Total	$14,268,977	$12,633,772

At both December 31, 2025 and 2024, approximately 27% of the Plan's share of the Master Trust assets was invested in a single fund.
The changes in net assets for the Master Trust for the year ended December 31, 2025 are as follows (in thousands):

Dividends	$94,657
Net appreciation in fair value of investments	2,296,739
Net investment income	2,391,396
Contributions received, benefits paid and other, net	29,790
Increase in net assets	2,421,186
Net assets:
Beginning of year	15,615,262
End of year	$18,036,448